Long-Term Incentive Plan (Unit-based Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding shares (in shares)	569,759	201,132	75,529
Granted (in shares)	1,374,226	546,329	188,946
Forfeited (in shares)	(411,794)	(31,298)	(12,009)
Vested (in shares)	(286,348)	(146,404)	(51,334)
Outstanding shares (in shares)	1,245,843	569,759	201,132
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding shares (in dollars per share)	$ 13.15	$ 19.85	$ 17.62
Granted (in dollars per share)	2.14	12.25	20.80
Forfeited (in dollars per share)	(2.60)	(15.62)	(18.28)
Vested (in dollars per share)	(12.18)	(18.47)	(20.89)
Outstanding shares (in dollars per share)	$ 4.72	$ 13.15	$ 19.85
Aggregate intrinsic value, nonvested	$ 22,674	$ 4,609	$ 3,964	$ 2,045
JPE 2014 Long-Term Incentive Plan (“JPE LTIP”) | Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding shares (in shares)	226,979,000	0
Granted (in shares)	209,507,000	287,750,000
Forfeited (in shares)	(55,778,000)	(4,766,000)
Vested (in shares)	(67,716,000)	(56,005,000)
Outstanding shares (in shares)	312,992,000	226,979,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding shares (in dollars per share)	$ 22.5	$ 0.00
Granted (in dollars per share)	9.23	22.25
Forfeited (in dollars per share)	(19.51)	(22.34)
Vested (in dollars per share)	(18.74)	(21.23)
Outstanding shares (in dollars per share)	$ 14.96	$ 22.5	$ 0.00